May 31, 2005


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment Management

RE: The Asset Program, Inc.
Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A (Securities Act File No. 33-53887, Investment
Company Act File No. 811-7177)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), The Asset Program, Inc. (the "Program") hereby certifies that:

(1)	the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 18 to the Program's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 18 to the
Program's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on May 26, 2005

Sincerely,

The Asset Program, Inc.

/s/ Alice A. Pellegrino

Alice A. Pellegrino
Secretary of the Program